UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab Global Real Estate Fund

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: September 1, 2010 - November 30, 2010

Item 1. Schedule of Investments.

Schwab Investments
Schwab Global Real Estate Fund™

Portfolio Holdings  as of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

100.2%		Common Stock	148,230,119	175,949,817
4.4%		Short-Term Investments	7,703,059	7,711,649

104.6%		Total Investments	155,933,178	183,661,466
(4	.6)%	Other Assets and Liabilities, Net		(8,155,067)

100.0%		Net Assets		175,506,399

	Number	Value
Security	of Shares	($)

Common Stock 100.2% of net assets

Asia Pacific and Other 43.6%

Australia 7.2%
CFS Retail Property Trust	1,578,690	2,708,665
Stockland	765,432	2,689,419
Westfield Group	615,934	7,161,478

		12,559,562

Brazil 2.9%
Brookfield Incorporacoes S.A.	295,400	1,402,401
Cyrela Brazil Realty S.A.	75,300	952,998
Iguatemi Empresa de Shopping Centers S.A.	37,600	931,996
Multiplan Empreendimentos Imobiliarios S.A.	39,750	880,963
PDG Realty S.A. Empreendimentos e Participacoes	158,500	960,466

		5,128,824

China 3.0%
Agile Property Holdings Ltd.	1,272,000	1,777,609
Guangzhou R&F Properties Co., Ltd., Class H	2,699,800	3,572,801

		5,350,410

Hong Kong 16.4%
Henderson Land Development Co., Ltd.	318,307	2,234,976
Hongkong Land Holdings Ltd.	399,000	2,704,822
Hysan Development Co., Ltd.	653,000	2,704,328
Kerry Properties Ltd.	442,000	2,224,161
Mandarin Oriental International Ltd.	521,000	1,068,609
New World Development Co., Ltd.	2,073,000	4,096,261
Shangri-La Asia Ltd.	723,000	1,812,760
Sun Hung Kai Properties Ltd.	441,454	7,268,219
The Hongkong & Shanghai Hotels Ltd.	1,182,336	1,990,600
The Link REIT	855,218	2,676,963

		28,781,699

India 1.1%
Indiabulls Real Estate Ltd. *	288,520	967,473
Indian Hotels Co., Ltd.	460,406	911,250

		1,878,723

Japan 8.1%
Japan Hotel & Resort, Inc.	694	1,770,077
Japan Logistics Fund, Inc.	211	1,793,029
Mitsubishi Estate Co., Ltd.	184,000	3,101,311
Mitsui Fudosan Co., Ltd.	175,000	3,092,959
Sumitomo Realty & Development Co., Ltd.	208,000	4,469,688

		14,227,064

Mexico 0.5%
Desarrolladora Homex S.A. de C.V. *	158,900	887,508

Singapore 4.4%
CapitaCommercial Trust	786,000	886,188
CDL Hospitality Trusts	1,168,000	1,821,750
Global Logistic Properties Ltd. *	1,865,000	3,135,760
Mapletree Logistics Trust	2,689,200	1,914,034

		7,757,732

		76,571,522

Europe 16.3%

Austria 0.5%
Sparkassen Immobilien AG *	130,935	868,338

Finland 0.5%
Technopolis Ojy	173,130	853,142

France 6.1%
Gecina S.A.	25,903	2,700,349
Societe Immobilliere de Location pour l’Industrie et le Commerce	15,156	1,707,710
Unibail-Rodamco SE	36,126	6,273,095

		10,681,154

Germany 1.0%
Deutsche Wohnen AG *	152,002	1,848,168

Luxembourg 0.5%
Gagfah S.A.	115,525	890,363

Switzerland 2.1%
Allreal Holding AG - Reg’d	6,938	912,486
PSP Swiss Property AG - Reg’d *	13,000	912,217
Swiss Prime Site AG - Reg’d *	27,488	1,812,514

		3,637,217

United Kingdom 5.6%
British Land Co. plc	122,439	916,526
Capital & Counties Properties plc	378,651	853,421

 Schwab Global Real Estate Fund™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Derwent London plc	39,655	883,418
Great Portland Estates plc	170,678	877,212
Land Securities Group plc	92,399	904,655
London & Stamford Property plc	459,104	856,936
Millennium & Copthorne Hotels plc	111,675	919,342
Shaftesbury plc	265,360	1,795,687
Unite Group plc *	606,229	1,763,964

		9,771,161

		28,549,543

North America 40.3%

Canada 4.5%
Boardwalk Real Estate Investment Trust	44,568	1,780,028
Brookfield Properties Corp.	111,463	1,805,689
Calloway Real Estate Investment Trust	37,149	860,555
Canadian Apartment Properties Real Estate Investment Trust	51,386	856,976
Canadian Real Estate Investment Trust	29,318	887,351
RioCan Real Estate Investment Trust	85,143	1,788,206

		7,978,805

United States 35.8%
Alexandria Real Estate Equities, Inc.	27,036	1,804,653
AMB Property Corp.	30,854	900,320
American Campus Communities, Inc.	57,898	1,820,313
AvalonBay Communities, Inc.	16,739	1,846,814
Boston Properties, Inc.	60,045	5,031,771
D.R. Horton, Inc.	89,388	897,456
DiamondRock Hospitality Co. *	89,714	944,688
Digital Realty Trust, Inc.	43,362	2,277,372
Duke Realty Corp.	157,540	1,753,420
DuPont Fabros Technology, Inc.	39,402	890,091
Education Realty Trust, Inc.	119,862	879,787
Equity Residential	59,307	2,964,164
Essex Property Trust, Inc.	24,427	2,707,489
Federal Realty Investment Trust	16,989	1,314,779
Home Properties, Inc.	16,649	892,220
Host Hotels & Resorts, Inc.	139,436	2,297,905
Kimco Realty Corp.	54,503	908,020
LaSalle Hotel Properties	57,660	1,372,308
Lennar Corp., Class A	60,756	922,884
Mack-Cali Realty Corp.	42,761	1,357,662
ProLogis	138,420	1,800,844
Public Storage	37,788	3,650,321
Simon Property Group, Inc.	74,248	7,313,428
SL Green Realty Corp.	13,854	906,052
Starwood Hotels & Resorts Worldwide, Inc.	47,253	2,685,860
Strategic Hotel & Resorts, Inc. *	194,414	907,913
Tanger Factory Outlet Centers, Inc.	37,324	1,790,805
The Macerich Co.	39,393	1,825,472
Ventas, Inc.	34,513	1,769,481
Vornado Realty Trust	67,022	5,467,655
Weingarten Realty Investors	40,000	948,000

		62,849,947

		70,828,752

Total Common Stock
(Cost $148,230,119)		175,949,817

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 4.4% of net assets

Time Deposits 4.4%
Brown Brothers Harriman
Hong Kong Dollar
0.01%, 12/01/10	13,336,654	1,717,512
Japanese Yen
0.01%, 12/01/10	54,122,242	646,699
New Zealand Dollar
1.95%, 12/01/10	1,264,974	940,572
Pound Sterling
0.08%, 12/01/10	151,494	235,641
Singapore Dollar
0.01%, 12/01/10	149,529	113,250
Swiss Franc
0.01%, 12/01/10	305,981	304,868
Citibank
Canadian Dollar
0.11%, 12/01/10	389,136	379,071
Euro
0.06%, 12/01/10	1,086,336	1,410,119
US Dollar
0.03%, 12/01/10	1,469,402	1,469,402
HSBC Bank USA
US Dollar
0.03%, 12/01/10	494,515	494,515

Total Short-Term Investments
(Cost $7,703,059)		7,711,649

End of Investments.

At 11/30/10, the tax basis cost of the fund’s investments was $163,790,310 and the unrealized appreciation and depreciation were $21,370,118 and ($1,498,962), respectively, with a net unrealized appreciation of $19,871,156.

As of 11/30/10, the values of certain foreign securities held by the fund aggregating $91,497,962 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.

 Schwab Global Real Estate Fund™

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values it’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 Schwab Global Real Estate Fund™

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock
Asia Pacific and Other(a)	$—	$62,797,458	$—	$62,797,458
Brazil	5,128,824	—	—	5,128,824
Mexico	887,508	—	—	887,508
Singapore	3,135,760	4,621,972	—	7,757,732
Europe(a)	—	13,292,997	—	13,292,997
Germany	1,848,168	—	—	1,848,168
Switzerland	912,486	2,724,731	—	3,637,217
United Kingdom	1,710,357	8,060,804	—	9,771,161
North America
Canada	7,978,805	—	—	7,978,805
United States	62,849,947	—	—	62,849,947

Short-Term Investments(a)	—	7,711,649	—	7,711,649

Total	$84,451,855	$99,209,611	$—	$183,661,466

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	February 28,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	November 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2010

Common Stock
Asia Pacific and Other Japan	$2,124,416	$—	$—	$239,419	($2,363,835)	$—	$—	$—

Total	$2,124,416	$—	$—	$239,419	($2,363,835)	$—	$—	$—

REG46025NOV10

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	01/25/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	01/25/2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	01/24/2011